Operating expenses (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Expenses

The tables below show the breakdown of the operating expenses by category:

	For the three months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2025	2024	2025	2024	2025	2024
Personnel expenses	4,834	3,306	3,730	2,971	8,564	6,277
Payroll	2,319	1,226	1,705	1,752	4,024	2,978
Share-based compensation	2,515	2,080	2,025	1,219	4,540	3,299
Other operating expenses	10,075	13,159	2,390	3,294	12,465	16,453
External service providers	9,756	12,987	1,701	2,242	11,457	15,229
Other operating expenses	238	108	657	1,027	895	1,135
Depreciation expense	81	64	32	25	113	89
Total operating expenses	14,909	16,465	6,120	6,265	21,029	22,730

	For the six months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2025	2024	2025	2024	2025	2024
Personnel expenses	9,182	5,042	6,587	5,207	15,769	10,249
Payroll	4,766	2,511	3,833	3,298	8,599	5,809
Share-based compensation expense	4,416	2,531	2,754	1,909	7,170	4,440
Other operating expenses	20,498	22,279	5,021	5,752	25,519	28,031
External service providers	19,943	21,958	3,768	4,058	23,711	26,016
Other operating expenses	398	202	1,174	1,651	1,572	1,853
Depreciation expense	157	119	79	43	236	162
Total operating expenses	29,680	27,321	11,608	10,959	41,288	38,280